Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Assets:
Cash and deposits with financial institutions	[1]	$ 62,455	$ 79,301	$ 65,967
Trading assets		162,526	157,689	152,223
Securities purchased under resale agreements and securities borrowed		273,638	253,177	203,008
Derivative financial instruments		50,531	46,709	46,531
Customers' liability under acceptances		161	155	177
Liabilities:
Deposits	[2]	1,006,015	981,489	966,279
Financial instruments designated at fair value through profit or loss		52,864	48,629	47,165
Acceptances		162	157	178
Obligations related to securities sold short		39,971	38,064	38,104
Derivative financial instruments		58,344	56,854	56,031
Obligations related to securities sold under repurchase agreements and securities lent		226,261	238,663	189,144
Subordinated debentures		6,919	5,766	7,692
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		62,455	79,301	65,967
Trading assets		162,526	157,689	152,223
Securities purchased under resale agreements and securities borrowed		273,638	253,177	203,008
Derivative financial instruments		50,531	46,709	46,531
Investment securities – FVOCI and FVTPL		130,461	127,818	126,226
Investment securities – amortized cost		22,221	21,988	23,722
Loans		770,555	757,434	771,045
Customers' liability under acceptances		161	155	177
Other financial assets		28,730	27,239	28,128
Liabilities:
Deposits		1,006,015	981,489	966,279
Financial instruments designated at fair value through profit or loss		52,864	48,629	47,165
Acceptances		162	157	178
Obligations related to securities sold short		39,971	38,064	38,104
Derivative financial instruments		58,344	56,854	56,031
Obligations related to securities sold under repurchase agreements and securities lent		226,261	238,663	189,144
Subordinated debentures		6,919	5,766	7,692
Other financial liabilities		57,045	52,913	56,529
At fair value [member]
Assets:
Cash and deposits with financial institutions		62,455	79,301	65,967
Trading assets		162,526	157,689	152,223
Securities purchased under resale agreements and securities borrowed		273,638	253,177	203,008
Derivative financial instruments		50,531	46,709	46,531
Investment securities – FVOCI and FVTPL		130,461	127,818	126,226
Investment securities – amortized cost		21,537	21,510	23,239
Loans		769,595	754,267	769,900
Customers' liability under acceptances		161	155	177
Other financial assets		28,730	27,239	28,128
Liabilities:
Deposits		1,003,369	979,387	965,925
Financial instruments designated at fair value through profit or loss		52,864	48,629	47,165
Acceptances		162	157	178
Obligations related to securities sold short		39,971	38,064	38,104
Derivative financial instruments		58,344	56,854	56,031
Obligations related to securities sold under repurchase agreements and securities lent		226,261	238,663	189,144
Subordinated debentures		6,923	5,801	7,749
Other financial liabilities		$ 56,883	$ 53,031	$ 56,500

[1]	Net of allowances of $3 (April 30, 2026 – $3; October 31, 2025 – $4).
[2]	Deposits denominated in U.S. dollars amount to $329,956 (April 30, 2026 – $317,453 ; October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $21,091 (April 30, 2026 – $20,300; October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $38,592 (April 30, 2026 – $36,731; October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,620 (April 30, 2026 – $109,608; October 31, 2025 – $117,530).